Cover	3 Months Ended
Mar. 31, 2022
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	SIMSON WELLNESS TECH. CORP.
Entity Central Index Key	0001912838
Entity Tax Identification Number	37-1990282
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	No.35-4
Entity Address, Address Line Two	Jalan 8/146
Entity Address, Address Line Three	Bandar Tasik Selatan
Entity Address, City or Town	Kuala Lumpur
Entity Address, Postal Zip Code	57000
City Area Code	603
Local Phone Number	90562222
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	No.35-4
Entity Address, Address Line Two	Jalan 8/146
Entity Address, Address Line Three	Bandar Tasik Selatan
Entity Address, City or Town	Kuala Lumpur
Entity Address, Postal Zip Code	57000
City Area Code	603
Local Phone Number	90562222
Contact Personnel Name	Sim Eng Peng